Financial Liabilities - Schedule of reconciliation of movements of liabilities to cash flows arising from financing liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Non-current financial liabilities and non-current lease debts, Beginning balance	$ 92,073
Proceeds from new debts non-current financial liabilities and non-current lease debts	23,201
Other non-cash additions non-current financial liabilities and non-current lease debts	502
Reclassifications non-current financial liabilities and non-current lease debts	(25,288)
Interest expense non-current financial liabilities and non-current lease debts	3,983
Non-cash change in fair value non-current financial liabilities and non-current lease debts	(5,673)
Currency translation adjustment non-current financial liabilities and non-current lease debts	(3,671)
Non-current financial liabilities and non-current lease debts, Ending balance	85,127
current financial liabilities and current lease debts, Beginning balance	13,790
Debt repayments current financial liabilities and current lease debts	(13,427)
Reclassifications current financial liabilities and current lease debts	25,288
Interest expense current financial liabilities and current lease debts	3,471
Interest paid current financial liabilities and current lease debts	(3,483)
Currency translation adjustment current financial liabilities and current lease debts	(1,119)
current financial liabilities and current lease debts, Ending balance	24,519
State Guaranted Loan [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Non-current financial liabilities and non-current lease debts, Beginning balance	8,950
Reclassifications non-current financial liabilities and non-current lease debts	(5,017)
Currency translation adjustment non-current financial liabilities and non-current lease debts	(334)
Non-current financial liabilities and non-current lease debts, Ending balance	3,599
current financial liabilities and current lease debts, Beginning balance	5,162
Debt repayments current financial liabilities and current lease debts	(5,001)
Reclassifications current financial liabilities and current lease debts	5,017
Interest expense current financial liabilities and current lease debts	130
Interest paid current financial liabilities and current lease debts	(145)
Currency translation adjustment current financial liabilities and current lease debts	(322)
current financial liabilities and current lease debts, Ending balance	4,841
Conditional Advances [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Non-current financial liabilities and non-current lease debts, Beginning balance	1,448
Proceeds from new debts non-current financial liabilities and non-current lease debts	1,656
Other non-cash additions non-current financial liabilities and non-current lease debts	16
Interest expense non-current financial liabilities and non-current lease debts	232
Currency translation adjustment non-current financial liabilities and non-current lease debts	(163)
Non-current financial liabilities and non-current lease debts, Ending balance	3,189
Non-current Lease Debts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Non-current financial liabilities and non-current lease debts, Beginning balance	42,948
Other non-cash additions non-current financial liabilities and non-current lease debts	408
Reclassifications non-current financial liabilities and non-current lease debts	(8,513)
Currency translation adjustment non-current financial liabilities and non-current lease debts	(597)
Non-current financial liabilities and non-current lease debts, Ending balance	34,245
EIB loan [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Non-current financial liabilities and non-current lease debts, Beginning balance	18,046
Proceeds from new debts non-current financial liabilities and non-current lease debts	17,248
Other non-cash additions non-current financial liabilities and non-current lease debts	79
Interest expense non-current financial liabilities and non-current lease debts	3,751
Currency translation adjustment non-current financial liabilities and non-current lease debts	(1,921)
Non-current financial liabilities and non-current lease debts, Ending balance	37,202
EIB Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Non-current financial liabilities and non-current lease debts, Beginning balance	7,797
Proceeds from new debts non-current financial liabilities and non-current lease debts	4,297
Non-cash change in fair value non-current financial liabilities and non-current lease debts	(5,673)
Currency translation adjustment non-current financial liabilities and non-current lease debts	(412)
Non-current financial liabilities and non-current lease debts, Ending balance	6,010
Other non-current financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Non-current financial liabilities and non-current lease debts, Beginning balance	12,884
Reclassifications non-current financial liabilities and non-current lease debts	(11,757)
Currency translation adjustment non-current financial liabilities and non-current lease debts	(246)
Non-current financial liabilities and non-current lease debts, Ending balance	881
Current Lease Debts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
current financial liabilities and current lease debts, Beginning balance	8,502
Debt repayments current financial liabilities and current lease debts	(8,426)
Reclassifications current financial liabilities and current lease debts	8,513
Interest expense current financial liabilities and current lease debts	2,636
Interest paid current financial liabilities and current lease debts	(2,636)
Currency translation adjustment current financial liabilities and current lease debts	(203)
current financial liabilities and current lease debts, Ending balance	8,385
Other Current Financial Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
current financial liabilities and current lease debts, Beginning balance	126
Reclassifications current financial liabilities and current lease debts	11,757
Interest expense current financial liabilities and current lease debts	705
Interest paid current financial liabilities and current lease debts	(702)
Currency translation adjustment current financial liabilities and current lease debts	(594)
current financial liabilities and current lease debts, Ending balance	$ 11,293